RELATED PARTY TRANSACTIONS - Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Sep. 15, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts payable and accrued expenses			$ 4,233,728	$ 4,233,728		$ 208,129	$ 3,867,106
Repayment of debt						52,250
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month			10,000	10,000			10,000
Expenses incurred			30,000		$ 60,000	40,000	120,000
Accrued expenses fee				110,000
Accounts payable and accrued expenses						40,000	50,000
Working Capital Loans
Related Party Transaction [Line Items]
Loans convertible into warrants			1,500,000	$ 1,500,000			$ 1,500,000
Price of warrants (in dollars per share)				$ 1.00			$ 1.00
Outstanding Balance			$ 0	$ 0		$ 0	$ 0
Unsecured Promissory Note
Related Party Transaction [Line Items]
Repayment of debt	$ 52,250
Unsecured Promissory Note | Sponsor
Related Party Transaction [Line Items]
Amount available for borrowings		$ 300,000